Financial Highlights	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Disclosure [Text Block]

Note 10—Financial Highlights

Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years Ended December 31,
	2012	2011	2010	2009	2008
Per Accumulation Unit data:
Rental income	$16.345	$17.224	$19.516	$22.649	$18.794
Real estate property level expenses and taxes	9.059	8.640	9.987	11.193	9.190

Real estate income, net	7.286	8.584	9.529	11.456	9.604
Other income	2.178	2.143	2.214	2.778	3.808

Total income	9.464	10.727	11.743	14.234	13.412
Expense charges(1)	2.562	2.390	2.167	2.280	2.937

Investment income, net	6.902	8.337	9.576	11.954	10.475
Net realized and unrealized gain (loss) on investments and mortgage loans payable	18.013	20.144	16.143	(85.848)	(54.541)

Net increase (decrease) in Accumulation Unit Value	24.915	28.481	25.719	(73.894)	(44.066)
Accumulation Unit Value:
Beginning of period	247.654	219.173	193.454	267.348	311.414

End of period	$272.569	$247.654	$219.173	$193.454	$267.348

Total return	10.06%	12.99%	13.29%	-27.64%	-14.15%
Ratios to Average net Assets:
Expenses(1)	0.95%	0.98%	1.09%	1.01%	0.95%
Investment income, net	2.55%	3.42%	4.84%	5.29%	3.38%
Portfolio turnover rate:
Real estate properties(2)	10.22%	3.01%	1.01%	0.75%	0.64%
Marketable securities(3)	21.92%	3.43%	19.18%	0.00%	25.67%
Accumulation Units outstanding at end of period (in millions)	53.3	53.4	48.1	39.5	41.5
Net assets end of period (in millions)	$14,861.1	$13,527.2	$10,803.1	$7,879.9	$11,508.9

(1)

Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account-level expenses and exclude real estate property level expenses which are included in real estate income, net. If the real estate property level expenses were included, the expense charge per Accumulation Unit for the year ended December 31, 2012 would be $11.621 ($11.026, $12.154, $13.473 and $12.127 for the years ended December 31, 2011, 2010, 2009 and 2008, respectively), and the Ratio of Expenses to average net assets for the year ended December 31, 2012 would be 4.29% (4.52%, 6.14%, 5.96% and 3.91% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively).

(2)

Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.

(3)

Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.